Equity	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Equity

14. Equity

Share Repurchase

During 2011 and 2010, respectively, the Company acquired 2,450 shares of our outstanding common stock for $44,263, or an average of $18.07 per share, and 68 shares of our outstanding common stock for $751, or an average of $10.97 per share, under a program approved by the Company’s board of directors.